Inventories - Schedule of Inventories (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Inventories [Abstract]
Spare parts and other materials	$ 4,333,059		$ 3,539,223
Work-in-progress	25,579,918		44,074,158
Inventories, net	$ 29,912,977	$ 3,845,498	$ 47,613,381